Accrued Expenses and Other Current Liabilities (Details) - Schedule of components of accrued expenses and other current liabilities - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of components of accrued expenses and other current liabilities [Abstract]
VAT payable	$ 472,926	$ 866,121
Accrued payroll and welfare	25,927	78,409
Refundable deposits		289,556
Accrued expenses		24,259
Others	30,331	79,728
Total	$ 529,184	$ 1,338,073